STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class F [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balances at Dec. 31, 2013	$ 25,000	$ 0	$ 532	$ 24,468	$ 0
Balances (in shares) at Dec. 31, 2013		0	5,318,750
Proceeds from Public Offering on July 22, 2014 of 21,275,000 shares of common stock	212,750,000	$ 2,128		212,747,872	0
Proceeds from Public Offering on July 22, 2014 of 21,275,000 shares of common stock (in shares)		21,275,000
Subject to possible redemption (at redemption value)	(201,190,670)	$ (2,012)		(201,188,658)
Subject to possible redemption (at redemption value) (in shares)		(20,119,067)
Underwriter's fee and offering expenses	(12,213,920)			(12,213,920)	0
Proceeds from private placement of 12,000,000 warrants on July 22, 2014	6,000,000			6,000,000	0
Net loss attributable to common shares	(370,406)	$ 0	$ 0	0	(370,406)
Balances at Dec. 31, 2014	5,000,004	$ 116	$ 532	5,369,762	(370,406)
Balances (in shares) at Dec. 31, 2014		1,155,933	5,318,750
Subject to possible redemption (at redemption value)	544,638	$ 5	$ 0	544,633	0
Subject to possible redemption (at redemption value) (in shares)		54,464	0
Net loss attributable to common shares	(544,637)	$ 0	$ 0	0	(544,637)
Balances at Dec. 31, 2015	$ 5,000,005	$ 121	$ 532	$ 5,914,395	$ (915,043)
Balances (in shares) at Dec. 31, 2015		1,210,397	5,318,750